FINANCIAL INSTRUMENTS (Fair Value of Derivative Contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative Assets Reported in Other Current Assets [Member]
Derivative [Line Items]
Derivatives designated as hedging instruments in cash flow hedge	$ 68
Derivative Liabilities Reported in Other Current Liabilities [Member]
Derivative [Line Items]
Derivatives designated as hedging instruments in cash flow hedge		$ 320